OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other non-current assets [Abstract]
Schedule of Other Assets

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Property, plant and equipment:
Investment properties	4	4	—	—
Premises	803	866	509	541
Equipment	1,627	2,055	1,372	1,779
Operating lease assets (see below)	4,196	3,958	—	—
Right-of-use assets (note 22)	1,268	1,434	690	778
	7,898	8,317	2,571	3,098
Settlement balances	52	202	51	100
Prepayments	905	1,030	488	443
Other assets	744	660	363	211
Total other assets	9,599	10,209	3,473	3,852

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases
At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2021	2020
	£m	£m
Within 1 year	848	864
1 to 2 years	561	548
2 to 3 years	288	274
3 to 4 years	86	78
4 to 5 years	8	7
Over 5 years	—	—
Total future minimum rentals receivable	1,791	1,771